General Information and Basis of Operation	12 Months Ended
Dec. 31, 2023
General Information and Basis of Operation [Abstract]
General information and basis of operation
1.	General information and basis of operation

Top Wealth Group Holding Limited is a limited liability company incorporated in incorporated in the Cayman Islands. Top Wealth Group Holding Limited together with its subsidiaries are defined as the “Company”. As of the date of this report, the Company immediate and ultimate parent company is Winwin Development Group Limited (“Winwin”). As of the date of this report, Winwin is 90% owned by Mr. Wong Kim Kwan Kings and 10% owned by Mr. Chong Kin Fai. As of the date of this report, details of the Company and its subsidiaries are as follows:

Name of entity	Date of incorporation	Holding company	Nature of business
Top Wealth Group Holding Limited	February 1, 2023	Winwin Development Group Limited	Investment holding
Top Wealth (BVI) Group Limited	January 18, 2023	Top Wealth Group Holding Limited	Investment holding
Top Wealth Group (International) Limited	September 22, 2009	Top Wealth (BVI) Group Limited	Trading of caviar

On March 21, 2023, the Company acquired 100% interest in Top Wealth (BVI) Group Limited (“Top Wealth BVI”), a company incorporated in the British Virgin Islands, at a nominal value of US$10 from the shareholders of Winwin. On March 24, 2023, the Company, through Top Wealth BVI, acquired 100% interest in the Top Wealth Group (International) Limited (“Top Wealth International”), a company incorporated and operating in Hong Kong, at a nominal consideration of US$10 from the shareholders of Winwin.

On April 28, 2023, 650 ordinary shares were issued at par value.

On October 12, 2023, in contemplation of Company’s initial public offering, the Company further issued 26,999,250 ordinary shares in aggregate to its shareholders at par value, on a pro rata basis proportional to the shareholders’ existing equity interests (collectively refers as the “Pro Rata Share Issuance”), which have been treated as share split. After the Pro Rata Share Issuance, 27,000,000 Ordinary Shares are issued and outstanding.

As of December 31, 2023, the Company’s shareholders were as follows:

Name of shareholder	Percentage of interest
Winwin Development Group Limited	74.67
Beyond Glory Worldwide Limited	4.40
Keen Sky Global Limited	4.93
State Wisdom Holdings Limited	4.93
Snow Bear Capital Limited	3.33
Mercury Universal Investment Limited	4.54
Greet Harmony Global Limited	3.20

Top Wealth International have been trading Caviar. During the periods covered in these consolidated financial statements, the control of the entities has remained consistent, with Top Wealth Group Holding Limited always exercising control. Consequently, the combination has been considered as a corporate restructuring (“Reorganization”) of entities under common control. In compliance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods during which they were under common control. The current capital structure is retroactively reflected in prior periods as if it had existed at that time.

The consolidation of Top Wealth Group Holding Limited and its subsidiaries has been accounted for at historical cost and prepared as if the aforementioned transactions had been effective from the beginning of the first period presented in the accompanying consolidated financial statements.